Net Income (Loss) Per Share - Computation of Basic and Diluted Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended			12 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)		$ (4,909)	$ 53,309	$ (29,256)	$ (4,324)	$ 48,400		$ (33,580)	$ 45,989	$ (55,472)	$ (59,918)
Net loss attributable to common shareholders		$ (4,909)				$ (4,909)	[1]
Weighted-average common shares outstanding, basic	[2],[3]	401,813,695				401,813,695
Weighted-average common shares outstanding, diluted	[2],[3]	401,813,695				401,813,695
Net loss per common share, basic		$ (0.01)				$ (0.01)	[1],[4]
Net loss per common share, diluted		$ (0.01)				$ (0.01)	[1],[4]

[1]	Only represents net loss attributable to common shareholders and net loss per common share, basic and diluted for the three months ended June 30, 2026, which represents the period during which the Company had common stock outstanding. See "Note 1. Organization and Nature of Operations" for additional details.
[2]	Weighted-average common shares outstanding is calculated based on the shares issued in connection with the Reorganization reflected as outstanding starting on April 1, 2026 and the shares issued in the IPO starting on April 16, 2026.
[3]	Weighted-average common shares outstanding is calculated based on the shares issued in connection with the Reorganization reflected as outstanding starting on April 1, 2026 and the shares issued in the IPO starting on April 16, 2026
[4]	Only represents net loss per common share, basic and diluted for the three months ended June 30, 2026, which represents the period during which the Company had common stock outstanding. See "Note 1. Organization and Nature of Operations" and "Note 16. Net Income (Loss) Per Share" for additional details.